Notes to the consolidated statements of income - Income taxes geographical (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of geographical areas [line items]
Income before income taxes	€ 406,902,000	€ 1,316,391,000	€ 835,604,000	€ 1,730,334,000
income tax expense (benefit)
Total tax expense (income)	€ 92,265,000	€ 261,232,000	€ 193,209,000	€ 345,466,000